Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Future minimum lease payments under noncancellable operating leases
2015	$ 296,875
2016	254,608
2017	204,898
2018	156,495
2019	113,968
Later years	287,929
Total minimum lease payments	$ 1,314,773